Stock-Based Compensation - Summary of Activity of Performance-based Units and Weighted-average Fair Market Value per Unit (Detail) - Wilco Holdco Inc - Two Thousand Sixteen Plan [Member] - Performance Shares [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Based Compensation Arrangement [Line Items]
Units, Outstanding beginning balance	35,075,204	35,532,014	34,398,044
Units, Issued	4,170,049	17,086,750	15,446,621
Units, Forfeited	(4,180,426)	(17,543,560)	(14,312,651)
Units, Outstanding at end of period	35,064,827	35,075,204	35,532,014
Units, Outstanding and unvested at end of period	35,064,827	35,075,204	35,532,014
FMV, Outstanding at beginning of period	$ 0.18	$ 0.25	$ 0.30
FMV, Issued	0.19	0.09	0.17
FMV, Forfeited	0.23	0.23	0.29
FMV, Outstanding at end of period	0.16	0.18	0.25
FMV, Outstanding and unvested at beginning of period	$ 0.16	$ 0.18	$ 0.25